Label	Element	Value
FPA Capital Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FPA Capital Fund, Inc.
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's primary investment objective is long-term growth of capital.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Current income is a secondary consideration.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Shares of the Fund are presently offered for sale only to existing shareholders and to directors, officers and employees of the Fund, First Pacific Advisors, LP ("Adviser"), and affiliated companies, and their immediate relatives, and certain categories of shareholders. See the section entitled "Limited Availability to New Investors" for a description of shareholders eligible to purchase shares of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and example below do not reflect commissions that a shareholder may be required to pay directly to a broker or other financial intermediary when buying or selling shares of the Fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as apercentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 87% of the average value of its portfolio. The Fund's portfolio turnover rate may vary from year to year as well as within a year.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	87.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund's portfolio manager ("portfolio manager") favors investments in common stocks that he believes are undervalued based on valuation criteria. In addition to selecting stocks that he believes to be undervalued, the portfolio manager also generally seeks to invest in companies with market leadership and long-term histories of profitability; financially strong balance sheets; and strong management teams. The portfolio manager deems the following important in his stock selection process: current as well as future levels of profitability, book value, replacement cost of assets and free cash flow. The portfolio manager attempts to lessen price risk by not overpaying for earnings of even the best companies. Furthermore, investments tend to focus in areas viewed as temporarily out-of-favor, as evidenced by such factors as low price-to-normalized earnings ratios and price-to-book value ratios. Normalized earnings are used in an attempt to reduce the effect of one-time or extraordinary items that may distort the normal or anticipated recurring earnings from the operations of the company. The Fund may invest in all market capitalizations, however the Fund's investment approach has resulted in an emphasis on medium and smaller-sized companies.

The Fund may purchase shares and/or depositary receipts of non-U.S. issuers, i.e., non-U.S. governments or companies either domiciled outside of the U.S. or traded on non-U.S. exchanges, that meet the portfolio manager's investment criteria and where differences in accounting, disclosure, culture, management accessibility and trading do not, in the portfolio manager's view, put the Fund at a competitive disadvantage relative to investing in more developed markets. Depositary receipts are receipts that represent interests in non-U.S. securities that may be sponsored by the issuer or unsponsored. The portfolio manager believes that the Fund's international investments can yield valuable benefits to Fund shareholders by providing exposure to global companies that meet the portfolio manager's investment criteria. Much of this exposure to international business activity is expected to come from purchases of U.S.-domiciled companies with strong worldwide franchises, and from similarly strong companies whose principal offices are located in the U.S. but are domiciled outside the U.S. These non-U.S.-domiciled companies will generally be in the developed countries represented by the MSCI World Index.

No more than 30% of the Fund's total assets will be invested in the securities of non-U.S. issuers. The Fund may not invest more than 5% of its total assets in the securities of any one issuer (except the U.S. government, or any instrumentality thereof). In addition, the Fund may invest up to 20% of its total assets in repurchase agreements with domestic banks or dealers to earn interest on temporarily available cash, and the Fund may invest up to 10% of its total assets in repurchase agreements that mature in more than seven days.

The Fund relies on the professional judgment of its portfolio manager to make decisions about the Fund's portfolio securities. The portfolio manager's basic investment philosophy is to purchase securities on the basis of fundamental value and the portfolio manager's evaluation of expected earnings, rather than short-term stock market expectations.

The portfolio manager may sell a portfolio holding when the holding's market price appreciates and approaches the portfolio manager's estimate of its intrinsic value; the portfolio manager finds an opportunity to reallocate the Fund's assets to other investments with greater reward potential; or the original investment thesis no longer holds.

In general, the Fund may, at the discretion of the portfolio manager, hold significant amounts of cash. The portfolio manager will generally invest such cash in high-quality short-term debt securities, including U.S. government or government agency securities, obligations of domestic banks, prime commercial paper notes or repurchase agreements. In addition, for temporary defensive purposes or in response to adverse market conditions, the Fund may, for varying periods, take significant positions in cash or high-quality short-term debt securities. During periods when the Fund has significant cash positions, the Fund may lag other funds during periods of market appreciation and the Fund may not achieve its investment objectives during such periods.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risks Associated with Investing in Equities. Equity securities, generally common stocks and/or depositary receipts, held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect the securities markets generally, such as adverse changes in economic or political conditions, the general outlook for corporate earnings, interest rates or investor sentiment. Sustained periods of market volatility, either globally or in any jurisdiction in which the Fund invests, may increase the risks associated with an investment in the Fund. Equity securities may also lose value because of factors affecting an entire industry or sector, such as increases in production costs, or factors directly related to a specific company, such as decisions made by its management. Equity securities generally have greater price volatility than debt securities. The Fund's shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government authority or the FDIC.

Risks Associated with Investing in Smaller-Cap and Mid-Cap Companies. The prices of securities of mid-cap and smaller-cap companies tend to fluctuate more widely than those of larger, more established companies. Mid-cap and smaller-cap companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or market averages in general. In addition, these companies often have shorter operating histories and are more reliant on key products or personnel than larger companies. The securities of smaller- or medium-sized companies are often traded over-the-counter, and may not be traded in volumes typical of securities traded on a national securities exchange. Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

Risks Associated with Investing in Non-U.S. Securities. Non-U.S. investments (including depositary receipts) can be riskier, more volatile and less liquid than investments in the United States. Adverse political, social and economic developments or instability, or changes in the value of non-U.S. currency, can make it more difficult for the Fund to sell its securities and could reduce the value of the Fund's shares. Differences in regulatory, tax and accounting standards and differences in reporting standards may cause difficulties in obtaining information about non-U.S. companies and may negatively affect investment decisions. Investments in non-U.S. securities may be affected by restrictions on receiving investment proceeds from outside the U.S. confiscatory tax laws, and potential difficulties in enforcing contractual obligations. Transactions may be subject to less efficient settlement practices, including extended clearance and settlement periods. In addition, global economies are increasingly interconnected, which increases the possibility that conditions in one country, region or financial market might adversely impact a different country, region or financial market.

Risks Associated with Investing in Emerging Markets. In investing the Fund's assets, the portfolio manager focuses on countries with established rules of law and political systems that allow for transparent and unbiased enforcement of those laws, although there can be no assurance that the Fund's assets will in all cases be invested in countries that offer such protections, and such investments may be subject to heightened risk. The Fund's investments in non-U.S. issuers in developing or emerging market countries may involve increased exposure to changes in economic, social and political factors as compared to investments in more developed countries. The economies of most emerging market countries are in the early stage of capital market development and may be dependent on relatively fewer industries. As a result, their economic systems are still evolving. Their legal and political systems may also be less stable than those in developed economies. Securities markets in these countries can also be smaller, and there may be increased settlement risks. Emerging market countries often suffer from currency devaluation and higher rates of inflation. Due to these risks, securities issued in developing or emerging countries may be more volatile, less liquid, and harder to value than securities issued in more developed countries.

Risks Associated with Value Investing. Value securities, including those selected by the portfolio manager for the Fund, are subject to the risks that their intrinsic value may never be realized by the market and that their prices may go down. In addition, value style investing may fall out of favor and underperform growth or other styles of investing during given periods. The Fund's value discipline may result in a portfolio of securities that differs materially from its illustrative index.

Securities selected by the portfolio manager using a value strategy may never reach their intrinsic value because the market fails to recognize what the portfolio manager considers to be the true business value or because the portfolio manager has misjudged those values. There may be periods during which the investment performance of the Fund suffers while using a value strategy.

Liquidity Risk. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may not be able to sell the illiquid securities at an advantageous time or price.

Over-the-Counter Risk. Securities traded in OTC markets may trade in smaller volumes, and their prices may be more volatile, than securities principally traded on securities exchanges. Such securities may be less liquid than more widely traded securities. In addition, the prices of such securities may include an undisclosed dealer markup, which the Fund pays as part of the purchase price.

U.S. Government Securities Risk. Certain U.S. government securities are supported by the full faith and credit of the United States; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others are supported only by the credit of the issuing agency, instrumentality, or enterprise. Although U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae) may be chartered or sponsored by Congress, they are not funded by Congressional appropriations, and their securities are not issued by the U.S. Treasury, are not supported by the full faith and credit of the U.S. government, and involve increased credit risks in comparison to U.S. Treasury securities or other securities supported by the full faith and credit of the U.S. government.

Management Risk. The Fund is subject to management risk as an actively managed investment portfolio. The portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The portfolio manager's opinion about the intrinsic worth or creditworthiness of a company or security may be incorrect, the portfolio manager may not make timely purchases or sales of securities for the Fund, the Fund's investment objective may not be achieved, or the market may continue to undervalue the Fund's securities. In addition, the Fund may not be able to quickly dispose of certain securities holdings. The frequency of trading within the Fund impacts portfolio turnover rates, which are shown in the financial highlights table. A higher rate of portfolio turnover could produce higher trading costs and taxable distributions, which would detract from the Fund's performance. Moreover, there can be no assurance that all of the Adviser's personnel will continue to be associated with the Adviser for any length of time, and the loss of services of one or more key employees of the Adviser, including the portfolio manager, could have an adverse impact on the Fund's ability to achieve its investment objective. Certain securities or other instruments in which the Fund seeks to invest may not be available in the quantities desired. In such circumstances, the portfolio manager may determine to purchase other securities or instruments as substitutes. Such substitute securities or instruments may not perform as intended, which could result in losses to the Fund.

Market Risk. The market price of investments owned by the Fund may go up or down, sometimes rapidly or unpredictably. Fund investments may decline in value due to factors affecting the overall markets, or particular industries or sectors. The value of a holding may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for an issuer's financial condition, national or international political events, market disruptions, public health emergencies, such as the spread of infectious illness or disease, natural disasters, changes in interest or currency rates, domestic or international monetary policy or adverse investor sentiment generally. The value of a holding may also decline due to factors that affect a particular industry or industries, such as competitive conditions within an industry or government regulations. The Fund may experience heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, which could cause the value of an investment in the Fund to unexpectedly decline. In addition, the Fund may rely on various third-party sources to calculate its net asset value. Errors or systems failures and other technological issues may adversely impact the Fund's calculation of its net asset value, and such net asset value calculation issues may result in inaccurately calculated net asset values, delays in net asset value calculation and/or the inability to calculate net asset values over extended periods. The Fund may be unable to recover any losses associated with such failures.

Large Investor Risk. Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor may affect the performance of the Fund, may increase realized capital gains, may accelerate the realization of taxable income to shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund's expenses. In addition, the Fund may be delayed in investing new cash after a large shareholder purchase, and under such circumstances may be required to maintain a larger cash position than it ordinarily would.

Risks Associated with Investing in Repurchase Agreements. A repurchase agreement is a short-term investment. The Fund acquires a debt security that the seller agrees to repurchase at a future time and set price. If the seller declares bankruptcy or defaults, the Fund may incur delays and expenses liquidating the security. The security may also decline in value or fail to provide income.

Because of these and other risks, you could lose money by investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Because of these and other risks, you could lose money by investing in the Fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	The Fund's shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government authority or the FDIC.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and Average Annual Total Returns table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1, 5 and 10 calendar year periods compare with those of a broad-based securities market index. The chart and table reflect the reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Russell 2500 Index consists of the 2,500 smallest companies in the Russell 3000 total capitalization universe. This index is considered a measure of small to mid-capitalization stock performance and is included as a broad-based comparison to the capitalization characteristics of the Fund's portfolio.

To obtain updated monthly performance information, please visit the Fund's website at www.fpa.com/funds or call (800) 982-4372.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and Average Annual Total Returns table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1, 5 and 10 calendar year periods compare with those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 982-4372
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fpa.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The year-to-date return for the Fund as of June 30, 2020 was -9.67%.

The Fund's highest/lowest quarterly results during this time period were:

Highest  18.80%  (Quarter ended 12/31/2010)

Lowest  -19.82%  (Quarter ended 9/30/2011)

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(9.67%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.82%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend upon an investor's tax situation and may differ from those shown. After-tax returns presented here are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Early withdrawal from a 401(k) account or an IRA could lead to taxation of the withdrawn amount as ordinary income and could be subject to an additional tax penalty.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The after-tax returns on distributions and sale of Fund shares may be higher than returns before taxes due to the effect of a tax benefit an investor may receive from the realization of capital losses that would have been incurred on the sale of Fund shares.
Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2019)
FPA Capital Fund, Inc. | Russell 2500 (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	27.77%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.93%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	12.58%
FPA Capital Fund, Inc. | FPA Capital Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original sales price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.67%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 94
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	293
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	509
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,131
Annual Return 2010	rr_AnnualReturn2010	24.25%
Annual Return 2011	rr_AnnualReturn2011	0.90%
Annual Return 2012	rr_AnnualReturn2012	9.69%
Annual Return 2013	rr_AnnualReturn2013	22.85%
Annual Return 2014	rr_AnnualReturn2014	(1.31%)
Annual Return 2015	rr_AnnualReturn2015	(17.16%)
Annual Return 2016	rr_AnnualReturn2016	22.86%
Annual Return 2017	rr_AnnualReturn2017	(5.11%)
Annual Return 2018	rr_AnnualReturn2018	(17.61%)
Annual Return 2019	rr_AnnualReturn2019	19.27%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.27%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.04%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.69%
FPA Capital Fund, Inc. | FPA Capital Fund, Inc. | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.97%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.81%)	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.46%	[1]
FPA Capital Fund, Inc. | FPA Capital Fund, Inc. | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.51%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.82%)	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.70%	[1]

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend upon an investor's tax situation and may differ from those shown. After-tax returns presented here are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Early withdrawal from a 401(k) account or an IRA could lead to taxation of the withdrawn amount as ordinary income and could be subject to an additional tax penalty. The after-tax returns on distributions and sale of Fund shares may be higher than returns before taxes due to the effect of a tax benefit an investor may receive from the realization of capital losses that would have been incurred on the sale of Fund shares.